LEASES - Maturities of lease liabilities under non-cancellable leases (Details)	Dec. 31, 2024 CNY (¥)
LEASES
2025	¥ 18,669,514
2026	11,767,819
2027	5,192,286
2028	2,206,952
2029	408,902
Total undiscounted lease payments	38,245,473
Less: Imputed interest	(3,038,988)
Total lease liabilities	¥ 35,206,485